Accounts Receivable, Net (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Receivables [Abstract]
Balance	$ 15,259,069	$ 11,253,459
Percentage of account receivable collected	52.00%